Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2023
Financial Instruments
Schedule of carrying value and estimated fair value of financial instruments

The carrying amount and estimated fair values of the Group’s non-derivative financial instruments as of December 31, 2023 and 2022, were as follows:

	2023				2022
	Carrying Amount		Fair Value		Carrying Amount		Fair Value
Assets:
Cash and cash equivalents	Ps.	32,586,352	Ps.	32,586,352	Ps.	51,130,992	Ps.	51,130,992
Trade accounts receivable, net		8,131,458		8,131,458		8,457,302		8,457,302
Long-term loan and interest receivable from GTAC (see Note 10)		948,549		953,423		853,163		857,006
Open-Ended Fund (see Note 9)		674,451		674,451		773,209		773,209
Publicly traded equity instruments (see Note 9)		1,912,150		1,912,150		2,611,053		2,611,053

Liabilities:
Senior Notes due 2025, 2032 and 2040	Ps.	18,954,884	Ps.	20,432,901	Ps.	22,717,196	Ps.	24,313,064
Senior Notes due 2045		13,387,004		11,542,810		17,321,136		14,975,508
Senior Notes due 2037 and 2043		10,725,690		8,090,190		11,000,000		8,087,840
Senior Notes due 2026 and 2046		18,405,492		18,379,439		23,371,200		23,287,882
Senior Notes due 2049		11,191,163		10,035,228		13,675,853		12,199,681
Notes due 2027		4,500,000		4,233,150		4,500,000		4,238,640
Long-term loans payable to Mexican banks		12,650,000		12,789,686		13,650,000		13,775,125
Lease liabilities		7,291,550		7,334,492		8,369,072		8,497,104

The carrying amounts (based on estimated fair values), notional amounts, and maturity dates of the Group’s derivative financial instruments as of December 31, 2023 and 2022, were as follows:

			Notional
			Amount
December 31, 2023:	Carrying		(U.S. Dollars in
Derivative Financial Instruments	Amount		Thousands)		Maturity Date
Assets:
Derivatives recorded as accounting hedges (cash flow hedges):
Interest rate swaps (a)	Ps.	251,738	Ps.	10,000,000	June 2024
Total assets	Ps.	251,738

			Notional
			Amount
December 31, 2022:	Carrying		(U.S. Dollars in
Derivative Financial Instruments	Amount		Thousands)		Maturity Date
Assets:
Derivatives recorded as accounting hedges (cash flow hedges):
Interest rate swaps (b)	Ps.	11,237	Ps.	2,500,000	February 2023
Interest rate swaps (a)		532,344	Ps.	10,000,000	June 2024
Total assets	Ps.	543,581
Liabilities:
Derivatives not recorded as accounting hedges:
TVI’s forwards (c)	Ps.	7,650	U.S.$	27,963	January through June 2023
Empresas Cablevisión’s forwards (d)		12,047	U.S.$	38,649	January through June 2023
Sky’s forwards (e)		16,903	U.S.$	58,000	January through June 2023
Forwards (f)		34,801	U.S.$	113,388	January through June 2023
Total liabilities	Ps.	71,401

(a)	In June and July 2019 and October 2020, the Company entered into derivative transaction agreements (interest rate swaps) through June 2024, to hedge the variable interest rate exposure resulting from a Mexican peso loan of a total principal amount of Ps.10,000,000 as of December 31, 2023 and 2022. Under these agreements, the Company receives monthly payments based on aggregate notional amounts of Ps.10,000,000 as of December 31, 2023 and 2022, at an annual variable rate of 28 days of TIIE and makes monthly payments based on the same notional amount at an annual weighted average fixed rate of 6.7620%. The Company has recognized the change in fair value of this transaction as an accounting hedge and recorded a cumulative or income of Ps.220,127 in other comprehensive income or loss as of December 31, 2023. In 2023, the Company recorded a gain of Ps.457,522 in consolidated other finance income or expense.
(b)	In January 2018, the Company entered into derivative transaction agreements (interest rate swaps) through February 2023, to hedge the variable interest rate exposure resulting from a Mexican peso loan of a total principal amount of Ps.2,500,000. Under this transaction, the Company received monthly payments based on aggregate notional amount of Ps.2,500,000, at an annual variable rate of 28 days of TIIE and makes monthly payments based on the same notional amount at an annual fixed rate of 7.7485%. The Company recognized the change in fair value of this transaction as an accounting hedge and recorded a cumulative loss of Ps.19,612 in other comprehensive income or loss as of December 31, 2022. In 2022, the Company recorded a gain of Ps.387 in consolidated other finance income or expense.
(c)	As of December 31, 2022, TVI had foreign currency contracts (forwards) in the aggregate notional amount of U.S.$28.0 million at an average rate of Ps.20.0975. As a result of the change in fair value of these agreements in the year ended December 31, 2023, the Company recorded a loss of Ps.69,387 in consolidated other finance income or expense.
(d)	As of December 31, 2022, Empresas Cablevisión had foreign currency contracts (forwards) in the aggregate notional amount of U.S.$38.6 million at an average rate of Ps.20.1365. As a result of the change in fair value of these agreements in the year ended December 31, 2023, the Company recorded a loss of Ps.96,208 in consolidated other finance income or expense.
(e)	As of December 31, 2022, Sky had foreign currency contracts (forwards) in the aggregate notional amount of U.S.$58.0 million at an average rate of Ps.20.1170. As a result of the change in fair value of these agreements in the year ended December 31, 2023, the Company recorded a loss of Ps.144,811 in consolidated other finance income or expense.
(f)	As of December 31, 2022, the Company had foreign currency contracts (forwards) in the aggregate notional amount of U.S.$113.4 million at an average rate of Ps.20.1289. As a result of the change in fair value of these agreements, in the years ended December 31, 2023 and 2022, the Company recorded a loss of Ps.281,963 and Ps.66,690 in consolidated other finance income or expense, respectively.

Schedule of financial assets and liabilities measured at fair value

Financial assets and liabilities measured at fair value as of December 31, 2023 and 2022:

			Quoted Prices in		Internal Models		Internal Models
	Balance as of		Active Markets		with Significant		with Significant
	December 31,		for Identical		Observable		Unobservable
	2023		Assets (Level 1)		Inputs (Level 2)		Inputs (Level 3)
Assets:
At FVOCIL:
Open-Ended Fund	Ps.	674,451	Ps.	—	Ps.	674,451	Ps.	—
Publicly traded equity instruments		1,912,150		1,912,150		—		—
Derivative financial instruments		251,738		—		251,738		—
Total	Ps.	2,838,339	Ps.	1,912,150	Ps.	926,189	Ps.	—

			Quoted Prices in		Internal Models		Internal Models
	Balance as of		Active Markets		with Significant		with Significant
	December 31,		for Identical		Observable		Unobservable
	2022		Assets (Level 1)		Inputs (Level 2)		Inputs (Level 3)
Assets:
At FVOCIL:
Open-Ended Fund	Ps.	773,209	Ps.	—	Ps.	773,209	Ps.	—
Publicly traded equity instruments		2,611,053		2,611,053		—		—
Derivative financial instruments		543,581		—		543,581		—
Total	Ps.	3,927,843	Ps.	2,611,053	Ps.	1,316,790	Ps.	—

Liabilities:
Derivative financial instruments	Ps.	71,401	Ps.	—	Ps.	71,401	Ps.	—
Total	Ps.	71,401	Ps.	—	Ps.	71,401	Ps.	—